Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	₩ 302,593	₩ 321,136
Derivative financial assets	321,160	217,594
Current derivative financial assets	168,527	30,110
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	302,593	321,025	₩ 320,984
Current derivative financial assets	₩ 20,631	6,988
SK Broadband Co., Ltd. [Member]
Disclosure of detailed information about hedging instruments [line items]
Projected discounted cash flow percentage	6.70%
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount	₩ 270,000	64,000
Contingent Subscription Right To Acquire Common Stock [Member] | Parent [member] | HAEGIN Company Limited [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about hedging instruments [line items]
Period of time for calculating projected cash flows	5 years
Significant unobservable inputs	12
Purchase of assets fair value measurement	₩ 6,895
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	400,000
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	500,000
Floating-to-fixed interest rate swap, Mar. 4, 2020 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	300,000
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	300,000
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	12,500
Subscription Right [Member] | Newberry Global Limited [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	13,136	15,477
Contingent Subscription Right [Member] | Newberry Global Limited [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	₩ 8,083	₩ 9,524